Destiny Alternative Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Investment Name	Percentage of Net Assets	Cost	Fair Value	Country of Incorporation	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with Underlying Funds *
Credit
DSC Meridian Credit Opportunities Fund LPa,b,c	7.58%	$5,109,040	$6,131,965	United States	Quarterly	3/1/2022	75 days
WhiteHawk IV Onshore Fund, L.P.[a,b]	0.51	413,005	414,388	United States	Not Permitted	7/12/2024	N/A
Total credit	8.09	5,522,045	6,546,353

Event Driven
Sachem Head L.P. [a,b,c]	11.47	5,717,830	9,282,354	United States	Quarterly	3/1/2022	70 days
Total event driven	11.47	5,717,830	9,282,354

Long/Short Equity
RA Capital Healthcare Fund, LPa,b	9.02	5,425,618	7,298,246	United States	Quarterly	10/1/2020	95 days
RA Capital Nexus Fund II, LPa,b,d	0.92	592,066	743,320	United States	Quarterly	10/23/2020	95 days
SEG Partners II, L.P.[a,b]	6.85	5,294,583	5,547,014	United States	Quarterly	10/1/2020	45 days
Total long/short equity	16.79	11,312,267	13,588,580

Multi Strategy
Linden Investors LPa,b	2.82	1,500,000	2,280,029	United States	Quarterly	6/3/2024	65 days
Point72 Capital, LPa,b,d	10.13	5,796,733	8,199,038	United States	Quarterly	4/1/2022	45 days
Walleye Opportunity Fund LPa,b,c	3.53	2,250,000	2,852,148	United States	Quarterly	5/3/2024	30 days
Total multi strategy	16.48	9,546,733	13,331,215

Private Equity/Venture Capital
137 Holdings AI II, LLC[a,b]	1.30	274,538	1,051,850	United States	Not Permitted	2/21/2024	N/A
137 Holdings MA LLC-Series 2024-1[a,b]	0.84	307,323	683,256	United States	Not Permitted	10/24/2024	N/A
137 Holdings SXVII, LLC[a,b]	5.48	852,020	4,433,548	United States	Not Permitted	6/1/2022	N/A
137 Ventures VI, LPa,b	3.28	996,436	2,653,491	United States	Not Permitted	11/28/2023	N/A
Acer Tree Credit Opportunities Partners, LPa,b	0.64	500,000	520,362	United States	Not Permitted	5/30/2025	N/A
Arbour Lane Credit Opportunity Fund IV (B), LPa,b	0.24	198,890	195,104	Cayman Islands	Not Permitted	2/27/2025	N/A
Arlington Capital Partners VI, L.P.[a,b]	1.72	1,121,308	1,387,139	United States	Not Permitted	12/21/2023	N/A
Blackstone Capital Partners Asia II L.P.[a,b]	2.17	1,350,815	1,755,917	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.[a,b]	3.24	2,347,541	2,618,693	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.[a,b]	0.57	381,018	464,381	United States	Not Permitted	4/6/2022	N/A
GHO Capital IV USD LPa,b	0.08	86,256	64,107	United States	Not Permitted	8/20/2025	N/A
GPS II L.P.[a,b]	1.04	599,375	843,167	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P. [a,b]	2.68	1,738,783	2,167,150	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.[a,b]	0.85	690,911	687,597	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P. [a,b]	0.37	291,377	300,539	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners VI L.P.[a,b]	1.47	880,650	1,186,580	Guernsey	Not Permitted	5/20/2024	N/A
Hedosophia SP A L.P.[a,b]	0.35	258,723	283,842	Guernsey	Not Permitted	10/23/2024	N/A
HOF Capital WH Strategic Opportunities Fund, LPa,b	3.54	292,950	2,861,383	United States	Not Permitted	6/21/2024	N/A
HS Investments VI A LPa,b	0.67	302,158	545,336	Guernsey	Not Permitted	7/2/2024	N/A
Point72 Hyperscale International, L.P. [a,b]	0.47	525,804	382,809	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P. [a,b]	0.52	567,953	421,575	United States	Not Permitted	4/8/2021	N/A
Quiet Venture III, L.P.[a,b]	2.30	889,325	1,864,176	United States	Not Permitted	9/8/2023	N/A
Schonfeld Strategic Partners Fund LLC[a,b]	0.72	500,000	580,635	United States	Not Permitted	5/28/2025	N/A
Seer Capital Regulatory Capital Relief Fund LPa,b,e	0.64	387,226	513,346	Cayman Islands	Not Permitted	6/3/2024	N/A
Total private equity/venture capital	35.18	16,341,380	28,465,983

Total investments with Underlying Funds	88.01%	$48,440,255	$71,214,485

Destiny Alternative Fund
SCHEDULE OF INVESTMENTS - CONTINUED
As of June 30, 2026 (Unaudited)

	Number of Shares	Percentage of Net Assets	Cost	Fair Value
Investments in registered investment companies
Mutual Funds
United States
Janus Henderson Developed World Bond Fund	41,962	0.40%	330,243	$327,725
RiverNorth/DoubleLine Strategic Income Fund	40,262	0.43	356,319	348,267
Voya Securitized Credit Fund	38,054	0.45	368,747	365,322
Total Mutual Funds		1.28	1,055,309	1,041,314

Total investments in registered investment companies		1.28	1,055,309	1,041,314

Total investments with Underlying Funds and investments in registered investment companies		89.29		72,255,799
Other assets in excess of liabilities		10.71		8,666,896
Total Net Assets		100.00%		$80,922,695

* Investments with Underlying Funds do not issue shares of units.
[a] Non-income producing.
[b] Investments with Underlying Funds are issued in private placement transactions and as such are restricted to resale.
[c] Investments with Underlying Funds can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with Underlying Funds.
[d] Investments with Underlying Funds can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Investments with Underlying Funds.
[e] Investments with Underlying Funds can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Investments with Underlying Funds.

See accompanying Notes to Schedule of Investments.

Destiny Alternative Fund
SUMMARY OF INVESTMENTS
As of June 30, 2026 (Unaudited)

	Percentage of Net Assets	Fair Value
Investments with Underlying Funds
Credit	8.09%	$6,546,353
Event Driven	11.47	9,282,354
Long/Short Equity	16.79	13,588,580
Multi Strategy	16.48	13,331,215
Private Equity/Venture Capital	35.18	28,465,983
Total investments with Underlying Funds	88.01%	$71,214,485

Investments in registered investment companies
Mutual Funds	1.28%	$1,041,314
Total investments in registered investment companies	1.28%	$1,041,314

See accompanying Notes to Schedule of Investments.

Destiny Alternative Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments with Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Underlying Fund under consideration.

Destiny Alternative Fund

NOTES TO SCHEDULE OF INVESTMENTS — Continued

As of June 30, 2026 (Unaudited)

To the extent the Fund invests in securities or other instruments that are not investments with Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology.

Debt securities generally will be valued by the Valuation Designee using a third-party pricing system, agent or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.

Note 2— Fair Value Measurement

ASC 820 — Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Destiny Alternative Fund

NOTES TO SCHEDULE OF INVESTMENTS — Continued

As of June 30, 2026 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient are not included in the fair value hierarchy. As such, investments with Underlying Funds with a fair value of $71,214,485 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments in registered investment companies
Mutual funds	$1,041,314	$—	$—	$1,041,314
Investments with Underlying Funds at NAV				71,214,485
Total Investments				$72,255,799